OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Other current financial assets	$ 140,304,853	$ 347,278
Other current financial liabilities	38,566,724	40,593,878
Non-current
Other non-current financial assets	162,013,278	110,784,311
Other non-current financial liabilities	989,829,569	743,327,057
Bank loans
Current
Other current financial liabilities	799,072	1,438,161
Current financial liabilities at fair value	896,307	1,434,255
Non-current
Other non-current financial liabilities	4,000,000	909,486
Noncurrent financial liabilities at fair value	4,056,753	867,025
Bonds payable, net
Current
Other current financial liabilities	18,705,015	21,604,601
Current financial liabilities at fair value	22,471,852	24,188,060
Non-current
Other non-current financial liabilities	918,921,342	718,962,871
Noncurrent financial liabilities at fair value	1,088,617,557	803,017,145
Deposits in guarantee
Current
Other current financial liabilities	12,126,831	11,163,005
Current financial liabilities at fair value	12,126,831	11,163,005
Derivative contract liabilities
Current
Other current financial liabilities	1,217,322	374,576
Current financial liabilities at fair value	1,217,322		$ 374,576
Non-current
Other non-current financial liabilities	51,568,854
Noncurrent financial liabilities at fair value	51,568,854
Leasing agreements
Current
Other current financial liabilities	5,718,484	6,013,535
Current financial liabilities at fair value	5,718,484	6,013,535
Non-current
Other non-current financial liabilities	15,339,373	23,454,700
Noncurrent financial liabilities at fair value	15,339,373	23,454,700
Accounts payable
Current
Other current financial liabilities	230,438,133	243,700,553
Current financial liabilities at fair value	230,438,133	243,700,553
Non-current
Other non-current financial liabilities	295,279	619,587
Noncurrent financial liabilities at fair value	295,279	619,587
Accounts payable related companies
Current
Other current financial liabilities	39,541,968	53,637,601
Current financial liabilities at fair value	39,541,968	53,637,601
Cash and cash equivalent
Current
Other current financial assets	309,530,699	157,567,986
Current financial assets at fair value	309,530,699	157,567,986
Other current financial assets
Current
Other current financial assets		317,205
Current financial assets at fair value		317,205
Non-current
Other non-current financial assets	150,983,295	98,918,457
Noncurrent financial assets at fair value	150,983,295	98,918,457
Trade receivables
Non-current
Other non-current financial assets	73,862	523,769
Noncurrent financial assets at fair value	73,862	523,769
Trade debtors and other accounts receivable
Current
Other current financial assets	194,664,683	191,077,588
Current financial assets at fair value	194,664,683	191,077,588
Accounts receivable related companies
Current
Other current financial assets	11,875,408	10,835,768
Current financial assets at fair value	11,875,408	10,835,768
Non-current
Other non-current financial assets	138,346	283,118
Noncurrent financial assets at fair value	$ 138,346	$ 283,118